Operating segments	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Operating segments

Operating segments:
The Corporation operates in a single segment, Fuel Cell Products and Services, which consists of the design, development, manufacture, sale and service of PEM fuel cell products for a variety of applications, focusing on the power product markets of Heavy-Duty Motive (consisting of bus, truck, rail and marine applications), Portable Power, Material Handling and Backup Power, as well as the delivery of Technology Solutions, including engineering services, technology transfer and the licensing and sale of the Corporation’s extensive intellectual property portfolio and fundamental knowledge for a variety of fuel cell applications.
In 2017, revenues included sales to three individual customers of $31,080,000, $30,555,000, and $17,989,000 respectively, which each exceeded 10% of total revenue.
In 2016, revenues included sales to three individual customers of $27,785,000, $13,916,000 and $12,775,000, respectively, which each exceeded 10% of total revenue.
Revenues from continuing operations by geographic area, which are attributed to countries based on customer location for the years ended December 31, are as follows:

Revenues	2017	2016
China	$76,558	$33,440
Germany	18,984	14,318
U.S.	14,881	27,547
Japan	2,579	1,508
Poland	2,455	255
France	1,755	1,201
Taiwan	483	1,777
UK	943	720
Denmark	808	1,005
Canada	551	680
Finland	379	290
Netherlands	374	22
Belgium	308	812
Nepal	—	918
Other countries	230	777
	$121,288	$85,270
Non-current assets by geographic area are as follows:

	December 31,	December 31,
Non-current assets	2017	2016
Canada	$60,481	$58,649
U.S.	13,622	15,698
China	692	180
Denmark	60	82
	$74,855	$74,609